Gross Revenue	12 Months Ended
Jul. 31, 2019
Revenue [abstract]
Gross Revenue

31. Gross Revenue

Year ended	July 31, 2019	July 31, 2018
Gross Cannabis Revenue	$	$
Retail	53,590	–
Medical	5,288	4,934
Wholesale	378	–
Total gross revenue from sale of goods	59,256	4,934

Gross revenue is inclusive of sales returns and recoveries. During the fiscal year ended July 31, 2019, the Company incurred $6,718 (July 31, 2018 - $Nil) of sales provisions.